Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 12 - Commitments and Contingencies

A.	Operating leases

The Company’s subsidiaries have entered into various non-cancelable operating lease agreements for office space and operating leases for vehicles.

Amounts reported in the consolidated balance sheets are as follows:

	December 31,
	2021	2020
	U.S. Dollars (in thousands)

Cost:
ROU assets – opening balance	3,014	2,471
ROU assets – additions	2,546	831
ROU assets – disposals	(591)	(288)
	4,969	3,014

Less accumulated depreciation	2,037	1,599

	2,932	1,415

	December 31,
	2021	2020
	U.S. Dollars (in thousands)

Other current liabilities	1,018	736
Other long-term liabilities	1,914	679

Total lease liabilities	2,932	1,415

In the year ended December 31, 2021, the Company recognized lease costs in the amount of $1,060 (2020 - $1,025, 2019 - $1,077).

Minimum future payments under non-cancellable leases as of December 31, 2021 are as follows:

Year ended December 31,	U.S. Dollars (in thousands)

2022	1,091
2023	802
2024	557
2025	429
2026	165
3,044

Less imputed interest	112

Total lease liabilities	2,932

The weighted average term of the operating leases as of December 31, 2021 is 41 months.

B.           Israel Innovation Authority

Through its acquisition of Printar in 2009, the Company participates in programs sponsored by the Israeli government for the support of research and development activities. The Company is committed to pay amounts to the IIA at rates of 3.5% of the sales of products resulting from this research and development, up to an amount equal to 100% of the grants received by the Company, bearing interest at the rate of LIBOR. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required.

As of December 31, 2021, the amount of non-repaid grants received including interest accrued amounted to $7,913 (December 31, 2020 - $7,597). The liabilities to the IIA were initially recorded at fair value as part of the purchase price allocation related to the acquisition of Printar. Since August 2016, pursuant to the Company’s decision to cease supporting the Gryphon system, the Company does not expect that any payments will be made in respect of the foregoing Printar related grants and accordingly all the liabilities to the IIA were written off.

C.           Outstanding Purchase Orders

As of December 31, 2021, the Company has purchase orders of $56,375 (2020 - $39,433) which mainly represent outstanding purchase commitments for inventory components ordered by the Company in the normal course of business.